UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22389

Salient Absolute Return Institutional Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient Absolute Return Institutional Fund	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/11

Date of reporting period: 9/30/11

Item 1.	Schedule of Investments.

Salient Absolute Return Institutional Fund invests substantially all of its assets in Salient Absolute Return Master Fund (the “Master Fund”), as discussed in the accompanying notes. The Schedule of Investments of the Master Fund is included herein.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Notes to Schedule of Investments

September 30, 2011

(Unaudited)

(1) ORGANIZATION

Salient Absolute Return Institutional Fund (the “Institutional Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended and the Securities Act of 1933, commenced operations on April 1, 2010, as a non-diversified closed-end management investment company. The Institutional Fund was created to serve as a feeder fund for Salient Absolute Return Master Fund (the “Master Fund”). For convenience, reference to the Institutional Fund may include the Master Fund, as the context requires.

The Institutional Fund’s investment objective is to generate positive returns regardless of the overall direction of various markets. The Institutional Fund pursues its investment objective by investing substantially all of its assets in the Master Fund which invests its assets across a variety of investment funds (the “Portfolio Funds”). The Master Fund’s Schedule of Investments and Notes to Schedule of Investments, included elsewhere in this report, are an integral part of the Institutional Fund’s Schedule of Investments that should be read in conjunction with this report. The percentage of the Master Fund’s net assets owned by the Institutional Fund on September 30, 2011, was 47.01%.

(2) SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Institutional Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) PORTFOLIO SECURITIES TRANSACTIONS

The Institutional Fund records investment transactions on a trade-date basis.

(c) VALUATION OF INVESTMENTS

The Institutional Fund’s board of trustees (the “Board”) has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Institutional Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Institutional Fund’s valuation policies.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Portfolio Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or Citi Fund Services Ohio, Inc., the Institutional Fund’s independent administrator.

The Institutional Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value, based on the net asset value of the Master Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Schedule of Investments included elsewhere in this report.

(d) USE OF ESTIMATES

The preparation of the Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Notes to Schedule of Investments, continued

September 30, 2011

(Unaudited)

(3) FAIR VALUE MEASUREMENTS

The Institutional Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s Notes to Schedule of Investments included elsewhere in this report.

(4) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Institutional Fund invests either directly or through the Master Fund may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Institutional Fund’s risk of loss in these Portfolio Funds is limited to the Institutional Fund’s pro rata share of the value of such Portfolio Funds as held directly or through the Master Fund. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Master Fund’s overall portfolio.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22387

Salient Absolute Return Master Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient Absolute Return Master Fund	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/11

Date of reporting period: 9/30/11

Item 1.	Schedule of Investments.

SALIENT ABSOLUTE RETURN MASTER FUND

Schedule of Investments

September 30, 2011

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Net Assets
Investments in Portfolio Funds
Passive Foreign Investment Companies
Event Driven (15.81% of Net Assets)
Del Mar Index Opportunities Offshore Fund, Ltd. (Cayman Islands)	6,000	$5,930,662
King Street Capital, Ltd. (British Virgin Islands)	31,888	4,033,303
Loeb Offshore Fund, Ltd. (Bermuda)	41,527	5,203,540
Revelation Special Situations Fund, Ltd. (Bermuda)	3,520	6,704,912

Total Event Driven		21,872,417

Macro/CTA (31.91% of Net Assets)
Top Down Alpha
BlackRock Global Ascent, Ltd. (Cayman Islands)	7,769	7,070,009
BTG Pactual Global Emerging Markets, Ltd. (Cayman Islands)	7,500	7,224,995
D.E. Shaw Heliant International Fund, L.P. (Bermuda)		10,967,384
ISAM Systematic Class A Fund (Cayman Islands)	54,550	6,160,289
P/E Global Aggressive Fund, Ltd. (Commonwealth of Bahamas)	3,966	5,238,214
Salem Global Opportunity Fund (Offshore), Ltd. (Cayman Islands)(1)	7,744	7,496,583

Total Macro/CTA		44,157,474

Relative Value (47.86% of Net Assets)
Bottom Up Alpha
Alphabet Offshore Fund, Ltd. (Cayman Islands)	7,000	6,379,412
AQR Delta Offshore Fund LP (Cayman Islands)		9,657,843
Arrowgrass International Fund, Ltd. (United Kingdom)	7,500	736,822
Black Diamond Relative Value Fund, Ltd. (Cayman Islands)	65,000	5,949,624
Blue Mountain Credit Alternatives Fund, Ltd. (Cayman Islands)	60,000	5,813,803
Carlson Double Black Diamond, Ltd. (Cayman Islands)	46,428	7,027,942
CCA Absolute Return Muni Strategy Fund (Ireland)(1)	8,297	8,508,463
CC ARB International Fund, Ltd. (Cayman Islands)	606	766,640
D.E. Shaw Composite International Fund (Bermuda)(2)		60,681
Hudson Bay Overseas Fund, Ltd. (United States)	2,748	5,331,217
Overseas CAP Partners, Inc. (Cayman Islands)(1)	4,395	7,555,058
Saba Capital Offshore Fund, Ltd. (Cayman Islands)	7,500	7,951,645
Waterstone Market Neutral Offshore Fund, Ltd. (Cayman Islands)	2,303	495,172

Total Relative Value		66,234,322

Tactical Credit (7.42% of Net Assets)
Lazard Emerging Income Plus, Ltd. (Bermuda)	33,640	3,807,068
Rose Grove Offshore Fund I, Ltd. (Cayman Islands)	5,403	6,454,732

Total Tactical Credit		10,261,800

Total Investments in Portfolio Funds (Cost $143,435,111)		142,526,013	103.01%

Investments in Securities
Registered Investment Companies
Money Market Fund (2.65% of Net Assets)
JPMorgan Prime Money Market Fund (United States)(2)	3,669,159	3,669,159

Total Money Market Fund		3,669,159

Tactical Credit (10.42% of Net Assets)
iShares iBoxx $ High Yield Corporate Bond Fund (United States)(2)	89,944	7,441,067
Nuveen Multi-Currency Short Term Fund (United States)(2)	300,000	3,903,000
Wisdom Tree Emerging Markets Local Debt Fund (United States)(2)	63,933	3,075,817

Total Tactical Credit		14,419,884

Corporate Bonds (4.71% of Net Assets)
Highland Park CDO Ltd, 0.64% 11/25/51 (United States)(2)(3)	2,608,696	1,513,043
CIT Group, Inc., 7.00%, 05/01/17 (United States)(2)	2,000,000	1,940,000
Continental Airlines 2003-ERJ1, 7.875%, 07/02/18 (United States)(2)	825,807	792,775
Ford Motor Credit Co, LLC, 8.125%, 01/15/20 (United States)(2)	2,000,000	2,268,904

Total Investments in Corporate Bonds		6,514,722

Total Investments in Securities (Cost $25,516,611)		24,603,765	17.78%

Total Investments (Cost $168,951,722)		$167,129,778	120.79%

All securities are non-income producing unless noted otherwise.

*	Shares and principal amounts are listed for each investment as applicable for that investment type.
(1)	Affiliated investments
(2)	Income producing security
(3)	Variable or Floating Rate Security. Rate disclosed is as of 9/30/11.

See accompanying notes to Schedule of Investments.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments

September 30, 2011

(Unaudited)

(1) ORGANIZATION

Salient Absolute Return Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds. The Master Fund has authorized 900,000 shares of beneficial interest (“Shares”), which may be issued in more than one class or series.

The Master Fund is a “fund of funds” that pursues its investment objective by investing its assets across a variety of investment funds (the “Portfolio Funds”) designed to generate positive returns regardless of the overall direction of various markets. The Master Fund’s investments are managed by a select group of investment managers identified by Salient Advisors, L.P. (the “Adviser”) to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across styles and strategies.

(2) SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund are marked to fair value at the reporting date.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Master Fund’s board of trustees (the “Board”) has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Portfolio Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Portfolio Funds’ valuation

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments, continued

September 30, 2011

(Unaudited)

methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments held by the Master Fund are valued as follows:

•

PORTFOLIO FUNDS—Investments in Portfolio Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Independent Administrator by the investment managers of such Portfolio Funds or the administrators of such Portfolio Funds. These Portfolio Funds value their underlying investments in accordance with policies established by such Portfolio Funds. Prior to investing in any Portfolio Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Portfolio Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Portfolio Fund and are net of management and estimated performance incentive fees or allocations payable to the Portfolio Funds’ managers pursuant to the Portfolio Funds’ agreements. Generally, Portfolio Funds in which the Master Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at net asset value as reported by a Portfolio Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, the fair value may differ significantly from the value that would have been used had readily available markets for the investments in Portfolio Funds existed. The Master Fund’s investments in Portfolio Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Portfolio Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at the mean between the “bid” and “ask” prices on such date, or if no such prices were quoted on such date, the mean between the “bid” and “ask” prices on the most immediate prior date on which such prices were quoted. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy.

•

OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination, or if no such prices were quoted on such date, or if the last sales price is not between the “bid” and “ask” price, the position will be valued at whichever of the “bid” or “ask” is closest to the last sale. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

•

OTHER—Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed not to be indicative of the Portfolio Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments, continued

September 30, 2011

(Unaudited)

with the Independent Administrator will determine, in good faith, the fair value of the Portfolio Fund.

•

FOREIGN CURRENCY—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(e) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund itself may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. There was no derivative activity directly at the Master Fund level for the quarter ended September 30, 2011, however the Portfolio Funds may have directly engaged in derivative transactions during the period.

(f) FEDERAL INCOME TAX INFORMATION

As of September 30, 2011, the Master Fund’s tax cost was $171,305,398, resulting in accumulated net unrealized depreciation of $(4,175,620), consisting of $2,527,248 in gross unrealized appreciation and $(6,702,868) in gross unrealized depreciation.

(g) USE OF ESTIMATES

The preparation of the Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(h) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements has not yet been determined.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments, continued

September 30, 2011

(Unaudited)

• Level 1 —	quoted prices in active markets for identical assets

• Level 2 —	investments that can be fully redeemed at the net asset value in the “near term” or other significant observable inputs

• Level 3 —

investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 30 days.

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization as of September 30, 2011, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total Investments
Investments
Portfolio Funds
Passive Foreign Investment Companies
Event Driven	$—	$—	$21,872,417	$21,872,417
Macro/CTA	—	20,726,881	23,430,593	44,157,474
Relative Value	—	—	66,234,322	66,234,322
Tactical Credit	—	—	10,261,800	10,261,800
Investment Securities
Registered Investment Companies
Money Market Fund	3,669,159	—	—	3,669,159
Tactical Credit	14,419,884	—	—	14,419,884
Corporate Bonds	—	6,514,722	—	6,514,722

Total Investments	$18,089,043	$27,241,603	$121,799,132	$167,129,778

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Portfolio Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The Master Fund discloses significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Levels 1, 2 or 3 as of September 30, 2011, based on levels assigned to Portfolio Funds on December 31, 2010.

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Balance as of June 30, 2011	Gross Purchases	Gross (Sales)	Net Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2011
Investments
Portfolio Funds
Passive Foreign Investment Companies
Event Driven	$23,101,354	$8,000,000	$(8,659,589)	$29,084	$(598,432)	$21,872,417
Macro/CTA	22,623,434	1,500,000	—	—	(692,841)	23,430,593
Relative Value	55,119,672	23,085,076	(10,069,518)	500,170	(2,401,078)	66,234,322
Tactical Credit	11,074,249	—	—	—	(812,449)	10,261,800

Total Investments	$111,918,709	$32,585,076	$(18,729,107)	$529,254	$(4,504,800)	$121,799,132

The change in unrealized appreciation/(depreciation) from Level 3 investments held at September 30, 2011, is $(4,223,509).

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV reported by the Portfolio Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the reported NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date. A listing of the investments held by the Master Fund and their attributes as of September 30, 2011 that may qualify for this valuation approach are shown in the table below.

Certain Portfolio Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Portfolio Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial investment or an additional investment.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Event Driven (a)	Seek to profit from companies expecting to face major corporate events.	$21,872	Monthly - Annually	60-90	0 - 2 years; up to 4% redemption fee
Macro/CTA (b)	Designed to deliver positive returns from investments that attempt to extract excess return from certain markets or sub-markets.	44,158	Daily - Annually	30-90	0 - 2 years; up to 4% redemption fee
Relative Value (c)	Invest simultaneously in long and short positions in equity securities.	66,234	Monthly - Quarterly	30-90	0 - 1 year; up to 5% redemption fee
Tactical Credit (d)	Seek to generate income and or capital appreciation through a variety of debt and equity securities and other investments across numerous markets.	10,262	Daily - Quarterly	5-60	0 - 1 year; up to 2% redemption fee

		$142,526

*

The information summarized in the table above represents the general terms for a majority of the investments in Portfolio Funds within the specified investment category. Individual Portfolio Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms. The Master Fund’s investments reflect their fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Portfolio Funds, would generally be the net asset value as provided by the fund or its administrator.

(a)

This category includes Portfolio Funds that invest in securities of companies that are facing a major corporate event. Investments in this category include common and preferred equities as well as debt of companies where the managers expect certain events to occur including mergers, acquisitions, restructurings, spin-offs or significant litigation.

(b)

This category includes Portfolio Funds that utilize strategies that attempt to extract excess return from certain markets or sub-markets. Investments in this category may include futures contracts, domestic and foreign equity securities, and commodities.

(c)

This category includes Portfolio Funds that invest in an identified security or group of securities that are undervalued or overvalued relative to another security or security group. Investments under this category may include derivatives, commodities, fixed income securities, and long and short equity strategies.

(d)

This category includes Portfolio Funds that have access to certain credit markets attractive to the Adviser by utilizing derivatives or fixed income securities. Investments under this category may include emerging market debt denominated in local currencies, domestic floating rate corporate securities, as well as U.S. and foreign corporate fixed rate debt. Investments in this category may be high yield, investment grade, or a combination of both.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) PORTFOLIO FUND LIQUIDITY

Certain Portfolio Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, early redemption fees. The Portfolio Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial or an additional investment. Portfolio Funds may, depending on the Portfolio Fund’s governing documents, have the ability to deny or delay a redemption request.

(b) AFFILIATED PORTFOLIO FUNDS

At September 30, 2011, the Master Fund’s investments in certain Portfolio Funds were deemed to be investments in affiliated issuers under the 1940 Act, because the Master Fund owns 5% or more of the Portfolio Funds’ total net assets. A listing of these affiliated Portfolio Funds (including 2011 activity) is shown below:

				For the Period 7/1/2011 through 9/30/11					For the Period 7/1/2011 through 9/30/11
Portfolio Funds	Shares 6/30/2011	Shares 9/30/2011	Fair Value 6/30/2011	Cost of Purchases	Cost of Sales	Realized Gain (Loss) on Investments	Change in Appreciation/ (Depreciation)	Fair Value 9/30/2011	Interest/ Dividend Income
CCA Absolute Return Muni Strategy Fund	—	8,297	$—	$8,500,000	$—	$—	$8,463	$8,508,463	$—
Overseas CAP Partners, Inc.	4,395	4,395	7,731,599	—	—	—	(176,541)	7,555,058	—
Salem Global Opportunity Fund (Offshore), Ltd.	7,744	7,744	7,302,616	—	—	—	193,967	7,496,583	—

			$15,034,215	$8,500,000	$—	$—	$25,889	$23,560,104	$—

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Portfolio Funds is limited to the value of the investment in such Portfolio Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Master Fund’s overall portfolio.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Salient Absolute Return Institutional Fund

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: November 21, 2011

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: November 21, 2011